Accumulated Other Comprehensive Loss	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Gain (Loss)
Accumulated other comprehensive gain (loss) is comprised of the following at 31 March 2020:

(Millions of US dollars)	Cash Flow Hedges	Pension Actuarial Gain	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2019	$0.2	$—	$(30.5)	$(30.3)
Other comprehensive gain (loss)	—	0.8	(32.6)	(31.8)
Balance at 31 March 2020	$0.2	$0.8	$(63.1)	$(62.1)